Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss

7 Financial assets at fair value through profit or loss

(€ million)	December 31, 2022	December 31, 2021
Bonds issued by sovereign states	1,244	1,149
Other	5,243	5,152
Financial assets held for trading	6,487	6,301
Other financial assets at fair value through profit or loss
Other	1,764
Total financial assets at fair value through profit or loss	8,251	6,301

The Company has established a liquidity reserve as part of its internal targets and financial strategy with a view of ensuring an adequate level of flexibility to the Group development plans and of coping with unexpected fund requirements or difficulties in accessing financial markets. The management of this liquidity reserve is performed through trading activities with the aim of optimizing returns, within a predefined and authorized level of risk threshold, targeting the preservation of the invested capital and the ability to promptly convert it into cash.

Financial assets held for trading include securities subject to lending agreements of €1,090 million (€1,398 million at December 31, 2021).

The breakdown by currency is provided below:

(€ million)	December 31, 2022	December 31, 2021
Financial assets held for trading
Euro	3,599	3,913
U.S. dollars	2,885	2,336
Other currencies	3	52
	6,487	6,301
Other financial assets at fair value through profit or loss
Euro	1,201
U.S. dollars	563
	1,764
	8,251	6,301

The breakdown by issuing entity and credit rating is presented below:

	Nominal value (€ million)	Fair Value (€ million)	Rating - Moody's	Rating - S&P
Quoted bonds issued by sovereign states
Fixed rate bonds
Italy	152	148	Baa3	BBB
United States of America	301	300	Aaa	AA+
Spain	179	179	Baa1	A
Chile	125	120	A2	A
France	75	76	Aa2	AA
Germany	60	60	Aaa	AAA
Other (*)	149	147	from Aaa to A3	from AAA to A-
	1,041	1,030
Floating rate bonds
Italy	205	207	Baa3	BBB
Other	7	7	Aaa	AAA
	212	214
Total quoted bonds issued by sovereign states	1,253	1,244

Other Bonds
Fixed rate bonds
Quoted bonds issued by industrial companies	1,210	1,195	from Aa1 to Baa3	from AA+ to BBB-
Quoted bonds issued by financial and insurance companies	804	762	from Aaa to Baa3	from AAA to BBB-
Other bonds	1,041	1,039	from Aaa to Baa3	from AAA to BBB-
	3,055	2,996
Floating rate bonds
Quoted bonds issued by industrial companies	643	647	from Aa2 to Baa3	from AA to BBB-
Quoted bonds issued by financial and insurance companies	998	988	from Aa1 to Baa3	from AA+ to BBB-
Other bonds	610	612	from Aaa to Baa2	from AAA to BBB
	2,251	2,247
Total other bonds	5,306	5,243

Total other financial assets held for trading	6,559	6,487

Other financial assets at fair value through profit or loss	1,781	1,764	Aaa	AAA

	8,340	8,251

(*) Amounts included herein are lower than €50 million.

Other financial assets at fair value through profit or loss consisted of investments in Money Market funds.

The fair value hierarchy is level 1 for €4,749 million and level 2 for €3,502 million. During 2022, there were no significant transfers between the different hierarchy levels of fair value.